Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Earnings (Loss) Per Share

(in $ millions except share and per share data)	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Basic earnings (loss) per share	0.52	0.02	0.63	(0.12)
Diluted earnings (loss) per share	0.52	0.02	0.63	(0.12)

Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	24.6	1.1	29.6	(5.3)

Issued common shares at the end of the period	47,145,000	46,550,000	47,145,000	46,550,000
Weighted average number of shares outstanding for the period, basic	47,008,297	46,550,000	46,849,475	45,393,370
Dilutive impact of share options	83,337	—	379,320	—
Weighted average number of shares outstanding for the period, diluted	47,091,634	46,550,000	47,228,795	45,393,370